Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Total Fund Solution
Entity Central Index Key	0001872253
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000234136
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Institutional Class
Trading Symbol	MRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[1]
AssetsNet	$ 91,468,039
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$91,468,039 Number of Holdings56 Portfolio Turnover15%
Holdings [Text Block]
Sector Breakdown	(%)
Diversified	28.8
Health Care	18.1
Apartments	11.9
Warehouse/Industrial	9.6
Storage	9.0
Shopping Centers	7.7
Single Tenant	4.4
Office Property	4.4
Regional Malls	2.9
Other	3.2

Largest Holdings [Text Block]
Top 10 Issuers	(%)
American Tower Corp.	9.4
Equinix, Inc.	7.0
Welltower, Inc.	6.7
Prologis, Inc.	6.0
Digital Realty Trust, Inc.	4.6
Ventas, Inc.	4.2
Extra Space Storage, Inc.	4.0
UDR, Inc.	3.3
SBA Communications Corp.	3.1
Camden Property Trust	2.6

C000231344
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Investor Class
Trading Symbol	MRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[2]
AssetsNet	$ 91,468,039
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$91,468,039 Number of Holdings56 Portfolio Turnover15%
Holdings [Text Block]
Sector Breakdown	(%)
Diversified	28.8
Health Care	18.1
Apartments	11.9
Warehouse/Industrial	9.6
Storage	9.0
Shopping Centers	7.7
Single Tenant	4.4
Office Property	4.4
Regional Malls	2.9
Other	3.2

Largest Holdings [Text Block]
Top 10 Issuers	(%)
American Tower Corp.	9.4
Equinix, Inc.	7.0
Welltower, Inc.	6.7
Prologis, Inc.	6.0
Digital Realty Trust, Inc.	4.6
Ventas, Inc.	4.2
Extra Space Storage, Inc.	4.0
UDR, Inc.	3.3
SBA Communications Corp.	3.1
Camden Property Trust	2.6

C000231343
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Institutional Class
Trading Symbol	MFLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%	[3]
AssetsNet	$ 88,725,815
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$88,725,815 Number of Holdings139 Portfolio Turnover11%
Holdings [Text Block]
Sector Breakdown	(%)
Information Technology	29.6
Financials	13.7
Consumer Discretionary	9.0
Communication Services	8.2
Health Care	8.2
Industrials	6.3
Energy	4.0
Consumer Staples	2.9
Utilities	2.2
Other	15.9

Largest Holdings [Text Block]
Top 10 Issuers	(%)
NVIDIA Corp.	7.5
Microsoft Corp.	7.2
Amazon.com, Inc.	4.1
Alphabet, Inc.	3.7
Apple, Inc.	3.6
JPMorgan Chase & Co.	3.1
Visa, Inc.	3.0
Meta Platforms, Inc.	2.6
Mastercard, Inc.	2.1
Lam Research Corp.	1.9

C000231342
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Investor Class
Trading Symbol	MFADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%	[4]
AssetsNet	$ 88,725,815
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$88,725,815 Number of Holdings139 Portfolio Turnover11%
Holdings [Text Block]
Sector Breakdown	(%)
Information Technology	29.6
Financials	13.7
Consumer Discretionary	9.0
Communication Services	8.2
Health Care	8.2
Industrials	6.3
Energy	4.0
Consumer Staples	2.9
Utilities	2.2
Other	15.9

Largest Holdings [Text Block]
Top 10 Issuers	(%)
NVIDIA Corp.	7.5
Microsoft Corp.	7.2
Amazon.com, Inc.	4.1
Alphabet, Inc.	3.7
Apple, Inc.	3.6
JPMorgan Chase & Co.	3.1
Visa, Inc.	3.0
Meta Platforms, Inc.	2.6
Mastercard, Inc.	2.1
Lam Research Corp.	1.9

C000241858
Shareholder Report [Line Items]
Fund Name	Cromwell Foresight Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	CFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Foresight Global Infrastructure Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[5]
AssetsNet	$ 50,303,809
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$50,303,809 Number of Holdings30 Portfolio Turnover17%
Holdings [Text Block]
Top 10 Countries	(%)
United States	27.7
Canada	16.5
Guernsey	12.5
United Kingdom	10.7
Spain	7.0
New Zealand	6.5
Jersey	5.0
Australia	3.3
Italy	3.3
Belgium	2.8
Sector Breakdown	(%)
Digital Infrastructure	29.7
Renewable Energy	29.7
Diversified Infrastructure	22.8
Electrical Utilities	7.6
Health Care	7.6
Other	2.6

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Cellnex Telecom SA	5.4
Equinix, Inc.	5.1
3i Infrastructure PLC	5.0
National Grid PLC	4.9
American Tower Corp.	4.8
Boralex, Inc.	4.8
Infratil Ltd.	4.5
Northland Power, Inc.	4.2
Renewables Infrastructure Group Ltd.	3.8
Digital Realty Trust, Inc.	3.8

C000234131
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Focus Fund
Class Name	Institutional Class
Trading Symbol	LIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[6]
AssetsNet	$ 28,355,228
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$28,355,228 Number of Holdings29 Portfolio Turnover30%
Holdings [Text Block]
Sector Breakdown	(%)
Information Technology	31.9
Health Care	12.3
Materials	9.9
Industrials	9.4
Consumer Discretionary	9.3
Communication Services	7.7
Utilities	6.8
Financials	5.0
Real Estate	2.9
Other	4.8

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Talen Energy Corp.	6.8
NVIDIA Corp.	6.4
Amazon.com, Inc.	5.8
Microsoft Corp.	5.3
Palo Alto Networks, Inc.	5.2
Danaher Corp.	4.9
GE Vernova, Inc.	4.9
Ferguson Enterprises, Inc.	4.7
Intuit, Inc.	4.5
Meta Platforms, Inc.	4.4

C000234130
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Focus Fund
Class Name	Investor Class
Trading Symbol	LIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[7]
AssetsNet	$ 28,355,228
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$28,355,228 Number of Holdings29 Portfolio Turnover30%
Holdings [Text Block]
Sector Breakdown	(%)
Information Technology	31.9
Health Care	12.3
Materials	9.9
Industrials	9.4
Consumer Discretionary	9.3
Communication Services	7.7
Utilities	6.8
Financials	5.0
Real Estate	2.9
Other	4.8

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Talen Energy Corp.	6.8
NVIDIA Corp.	6.4
Amazon.com, Inc.	5.8
Microsoft Corp.	5.3
Palo Alto Networks, Inc.	5.2
Danaher Corp.	4.9
GE Vernova, Inc.	4.9
Ferguson Enterprises, Inc.	4.7
Intuit, Inc.	4.5
Meta Platforms, Inc.	4.4

C000243273
Shareholder Report [Line Items]
Fund Name	Cromwell Greenspring Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	GRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[8]
AssetsNet	$ 122,374,889
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$122,374,889 Number of Holdings52 Portfolio Turnover2%
Holdings [Text Block]
Sector Breakdown	(%)
Industrials	48.1
Financials	11.8
Consumer Staples	8.6
Information Technology	7.1
Communication Services	4.9
Materials	4.5
Health Care	4.4
Consumer Discretionary	2.9
Energy	2.7
Other	5.0

Largest Holdings [Text Block]
Top 10 Issuers	(%)
EMCOR Group, Inc.	9.9
Republic Services, Inc.	9.0
KBR, Inc.	6.6
MYR Group, Inc.	6.3
Johnson Controls International PLC	5.2
Primo Brands Corp.	4.6
W.R. Berkley Corp.	4.3
DuPont de Nemours, Inc.	2.6
Flex Ltd.	2.5
EOG Resources, Inc.	2.5

C000246225
Shareholder Report [Line Items]
Fund Name	Cromwell Balanced Fund
Class Name	Institutional Class
Trading Symbol	CSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Balanced Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[9]
AssetsNet	$ 12,939,725
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025) Net Assets$12,939,725 Number of Holdings73 Portfolio Turnover28%
Holdings [Text Block]
Security Type	(%)
Common Stocks	59.9
U.S. Treasury Obligations	20.7
Corporate Bonds	13.1
Other	6.3

Largest Holdings [Text Block]
Top 10 Issuers	(%)
United States Treasury Notes	20.7
Amazon.com, Inc.	4.7
Microsoft Corp.	4.5
Talen Energy Corp.	4.3
Meta Platforms, Inc.	3.7
NVIDIA Corp.	3.4
GE Vernova, Inc.	3.1
Ferguson Enterprises, Inc.	2.9
Danaher Corp.	2.6
Palo Alto Networks, Inc.	2.5

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized